Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	ELFUN GOVERNMENT MONEY MARKET FUND
Entity Central Index Key	0000855630
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000032336
Shareholder Report [Line Items]
Fund Name	Elfun Government Money Market Fund
Trading Symbol	ELMXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Elfun Government Money Market Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-242-0134.
Additional Information Phone Number	1-800-242-0134
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Elfun Government Money Market Fund	$16	0.31%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.31% [1]
AssetsNet	$ 108,542,499
Holdings Count | Holding	148
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$108,542,499 Number of Portfolio Holdings148
Holdings [Text Block]

Top Security Types

Table Summary
Assets	%
Repurchase Agreements	54.5%
U.S. Treasuries	33.5%
U.S. Government Agency Obligations	14.0%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
HSBC Securities USA, Inc. U.S. Treasury Repo, 3.64%, due 07/01/26	9.2%
Fixed Income Clearing Corp. U.S. Treasury Repo, 3.64%, due 07/01/26	9.2%
Citigroup Global Markets, Inc. U.S. Treasury Repo, 3.64%, due 07/01/26	9.2%
BNP Paribas Securities Corp. U.S. Government Repo, 3.65%, due 07/01/26	9.2%
Fixed Income Clearing Corp. U.S. Treasury Repo, 3.64%, due 07/01/26	4.6%
Banco Bilbao Vizcaya Argentaria SA U.S. Treasury Repo, 3.64%, due 07/01/26	4.6%
Standard Chartered U.S. Government and U.S. Treasury Repo, 3.64%, due 07/01/26	4.6%
Merrill Lynch, Pierce, Fenner & Smith, Inc. U.S. Treasury Repo, 3.64%, due 07/01/26	3.8%
U.S. Treasury Floating Rate Notes, 3.96%, due 07/31/26	1.9%
U.S. Treasury Notes, 3.63%, due 12/31/26	1.9%

[1]	Annualized.